SHARE CAPITAL AND RESERVES (Number of Stock Options, Warrant and RSRs Excluded from the Computation of Diluted Earnings per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock Option Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity securities excluded from the calculation of diluted earnings per share	1,967,557	1,213,208
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity securities excluded from the calculation of diluted earnings per share	6,412,664	8,064,894